DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
COMMON STOCKS — 46.07% Shares Fair Value
Communications — 6.15%
Alphabet, Inc., Class A
(a)
184 $ 495,793
Comcast Corp., Class A 2,120 124,720
Facebook, Inc., Class A
(a)
796 283,615
Interpublic Group of Cos., Inc. 3,367 119,057
Lumen Technologies, Inc. 4,563 56,901
Netflix, Inc.
(a)
138 71,425
News Corp., Class A 3,180 78,324
Shopify, Inc., Class A
(a)
37 55,497
TEGNA, Inc. 3,610 63,969
Walt Disney Co. (The) 610 107,372
1,456,673
Consumer Discretionary — 5.90%
Amazon.com, Inc.
(a)
175 582,328
Darden Restaurants, Inc. 449 65,500
General Motors Co. 1,550 88,102
Hilton Grand Vacations, Inc.
(a)
1,671 67,960
Home Depot, Inc. (The) 344 112,897
Lear Corp. 99 17,323
Lowe's Cos., Inc. 530 102,126
Methode Electronics, Inc. 584 27,933
Ralph Lauren Corp. 950 107,844
Starbucks Corp. 910 110,501
Tesla, Inc.
(a)
45 30,924
Tractor Supply Co. 464 83,952
1,397,390
Consumer Staples — 1.12%
Bunge Ltd. 794 61,638
Philip Morris International, Inc. 1,270 127,115
Walgreens Boots Alliance, Inc. 1,609 75,864
264,617
Energy — 1.79%
Chevron Corp. 1,160 118,100
Exxon Mobil Corp. 2,760 158,892
Green Plains, Inc.
(a)
1,750 61,880
Williams Cos., Inc. (The) 3,393 84,995
423,867
Financials — 5.33%
Ameriprise Financial, Inc. 330 84,995
Bank of America Corp. 1,900 72,884
Berkshire Hathaway, Inc., Class B
(a)
171 47,588
BlackRock, Inc. 178 154,355
Charles Schwab Corp. (The) 2,120 144,054
CNA Financial Corp. 960 42,250
Discover Financial Services 640 79,565
Jefferies Financial Group, Inc. 2,986 99,106
JPMorgan Chase & Co. 778 118,084
Kennedy-Wilson Holdings, Inc. 2,650 53,504

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 46.07% - continued Shares Fair Value
Financials — 5.33% - continued
KeyCorp 3,292 $ 64,721
MetLife, Inc. 1,460 84,241
Morgan Stanley 740 71,025
PNC Financial Services Group, Inc.
(The) 580 105,798
Principal Financial Group, Inc. 630 39,142
1,261,312
Health Care — 5.74%
Agilent Technologies, Inc. 809 123,963
AmerisourceBergen Corp. 370 45,203
Centene Corp.
(a)
1,585 108,747
Eli Lilly & Co. 468 113,958
HCA Healthcare, Inc. 530 131,546
Henry Schein, Inc.
(a)
740 59,311
Horizon Therapeutics PLC
(a)
561 56,111
Intuitive Surgical, Inc.
(a)
115 114,018
Johnson & Johnson 1,043 179,605
Thermo Fisher Scientific, Inc. 188 101,522
UnitedHealth Group, Inc. 310 127,788
Universal Health Services, Inc.,
Class B 510 81,809
Zoetis, Inc. 570 115,539
1,359,120
Industrials — 2.65%
Caterpillar, Inc. 506 104,616
China Merchants Port Holdings Co.
Ltd. 3,415 4,755
CSX Corp. 4,080 131,865
Deere & Co. 230 83,166
Honeywell International, Inc. 530 123,909
Pentair PLC 490 36,098
Trane Technologies PLC 430 87,552
United Rentals, Inc.
(a)
166 54,705
626,666
Materials — 1.18%
Carlisle Cos., Inc. 380 76,851
Dow, Inc. 683 42,455
Eagle Materials, Inc. 138 19,502
Owens Corning 765 73,562
Sensient Technologies Corp. 780 68,001
280,371
Real Estate — 1.82%
Crown Castle International Corp. 640 123,578
Public Storage 530 165,614
Realty Income Corp. 1,060 74,507
Simon Property Group, Inc. 530 67,056
430,755

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
COMMON STOCKS — 46.07% - continued Shares Fair Value
Technology — 14.36%
Adobe Systems, Inc.
(a)
306 $ 190,219
Advanced Micro Devices, Inc.
(a)
918 97,482
Apple, Inc. 4,838 705,670
Broadcom, Inc. 280 135,912
Cerner Corp. 1,565 125,810
Cisco Systems, Inc. 2,907 160,961
Corning, Inc. 3,710 155,301
MAXIMUS, Inc. 1,270 113,030
Microsoft Corp. 2,819 803,161
NVIDIA Corp. 728 141,953
PayPal Holdings, Inc.
(a)
480 132,254
Perficient, Inc.
(a)
1,136 107,113
Qorvo, Inc.
(a)
640 121,338
Texas Instruments, Inc. 399 76,057
Veeva Systems, Inc., Class A
(a)
320 106,467
Visa, Inc., Class A 924 227,665
3,400,393
Utilities — 0.03%
Hong Kong & China Gas Co. Ltd. 3,700 6,028
Total Common Stocks (Cost $9,787,931) 10,907,192
EXCHANGE-TRADED FUNDS — 18.80% Shares Fair Value
Exchange-Traded Funds — 18.80%
SPDR S&P 500 ETF Trust 10,150 4,450,877
Total Exchange-Traded Funds (Cost $4,446,881) 4,450,877
MONEY MARKET FUNDS - 14.42%
Fidelity Investments Money Market Government Portfolio,
Class I, 0.01%
(b)
3,413,013 3,413,013
Total Money Market Funds (Cost $3,413,013) 3,413,013
Total Investments — 79.29% (Cost $17,647,825) 18,771,082
Other Assets in Excess of Liabilities — 20.71% 4,903,595
NET ASSETS — 100.00% $ 23,674,677
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64%
Principal
Amount Fair Value
Alabama - 0.27%
Alabama Public School and College Authority Revenue
Refunding Bonds, 5.00%, 2/1/2022 $ 25,000 $ 25,614
Alaska - 3.19%
Alaska Housing Finance Corp. Home Mortgage Revenue
Bonds, Series 2007 A, 0.03%, 12/1/2041
(a)
300,000 300,000
Arizona - 0.38%
Pima County AZ Certificates of Participation, Series 2020 A,
5.00%, 12/1/2021 35,000 35,570
California - 2.84%
Alameda Corridor Transportation Authority Revenue Refunding
Bonds, 5.00%, 10/1/2021 25,000 25,190
Municipal Improvement Corp. of Los Angeles Lease Revenue
Refunding Bonds, 5.00%, 11/1/2021 25,000 25,304
Oakland Joint Powers Financing Authority Lease Revenue
Refunding Bonds, Series 2018, 5.00%, 11/1/2021 65,000 65,789
Redding Elementary School District Refunding Certificates of
Participation, Series 2018, 4.00%, 9/1/2021 50,000 50,148
San Jose Redevelopment Agency Successor Agency Tax
Allocation Refunding Bonds, 5.00%, 8/1/2021 50,000 50,000
San Luis Obispo County Financing Authority Lease Revenue
Refunding Bonds, 4.00%, 10/15/2021 25,000 25,199
State of California Department of Water Resources Power
Supply Revenue Bonds, 4.00%, 5/1/2022 25,000 25,741
267,371
Colorado - 2.62%
City & County of Denver CO Airport System Revenue
Refunding Bonds, 5.00%, 11/15/2021 30,000 30,421
County of Fremont Certificates of Participation, 5.00%,
12/15/2021 25,000 25,432
Grand County School District No. 2 General Obligation
Refunding Bonds, 5.00%, 12/1/2021 15,000 15,244
Pueblo County CO Certificates of Participation, Series 2012,
5.00%, 9/15/2021 175,000 176,015
247,112
Connecticut - 4.51%
Connecticut State General Obligation Bonds, Series 2013 A,
5.00%, 10/15/2021 70,000 70,695
Connecticut State General Obligation Bonds, Series 2014 F,
5.00%, 11/15/2021 35,000 35,492
Connecticut State Health & Educational Facilities Authority
Revenue Refunding Bonds, Series 2014 O, 4.00%,
11/1/2021 250,000 252,330
Cromwell Fire District General Obligation Bonds, 3.00%,
10/1/2021 25,000 25,115

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
State of Connecticut Special Tax Revenue Refunding Bonds,
5.00%, 1/1/2022 $ 40,000 $ 40,817
424,449
Delaware - 0.38%
Delaware River Port Authority Revenue Refunding Bonds,
5.00%, 1/1/2022 35,000 35,662
District of Columbia - 6.12%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 0.02%,
11/1/2045
(a)
300,000 300,000
District of Columbia Water & Sewer Authority Revenue Bonds,
Series 2014 B-2, 0.02%, 10/1/2050
(a)
250,000 250,000
Metropolitan Washington Airports Authority Aviation Revenue
Refunding Bonds, 5.00%, 10/1/2021 25,000 25,198
575,198
Florida - 10.69%
Broward County FL Airport System Revenue Bonds, Series
2012 Q-1, 5.00%, 10/1/2021 30,000 30,239
Broward County FL Airport System Revenue Bonds, Series
2012 P-2, 5.00%, 10/1/2021 50,000 50,399
Broward County FL School District Certificates of Participation,
5.00%, 7/1/2022 45,000 47,031
City of Port St Lucie FL Utility System Revenue Refunding
Bonds, 4.00%, 9/1/2021 65,000 65,198
Florida Department of Children & Families Certificates of
Participation, 5.00%, 10/1/2021 25,000 25,199
Florida Municipal Power Agency Revenue Bonds, 5.00%,
10/1/2021 30,000 30,232
Jacksonville FL Capital Improvement Revenue Refunding
Bonds, Series 2012, 5.00%, 10/1/2022 110,000 116,333
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%,
10/1/2021 50,000 50,394
JEA Electric System Revenue Bonds, Series 2013 A, 5.00%,
10/1/2021 25,000 25,197
JEA Electric System Revenue Bonds, Series 2014 A, 5.00%,
10/1/2021 35,000 35,276
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%,
10/1/2022 35,000 36,985
JEA Water & Sewer System Revenue Bonds, Series 2008 B,
0.02%, 10/1/2041
(a)
300,000 300,000
Key West FL Utility Board Electric Revenue System Revenue
Refunding Bonds, Series 2014, 5.00%, 10/1/2021 60,000 60,478
Orlando Utilities Commission Revenue Refunding Bonds,
5.00%, 10/1/2021 25,000 25,201
Osceola County FL Sales Tax Revenue Refunding Bonds, Series
2016 A, 4.00%, 10/1/2021 40,000 40,246

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
Osceola County FL Tourist Development Tax Revenue
Refunding and Improvement Bonds, Series 2012,
5.00%, 10/1/2021 $ 40,000 $ 40,310
Palm Beach County School District Certificates of Participation,
5.00%, 8/1/2021 25,000 25,000
1,003,718
Hawaii - 0.27%
State of Hawaii General Obligation Refunding Bonds, 5.00%,
10/1/2021 25,000 25,201
Illinois - 11.61%
Chicago O'Hare International Airport Revenue Bonds, Series
2013 D, 5.00%, 1/1/2022 30,000 30,612
Chicago O'Hare International Airport Revenue Refunding
Bonds, Series 2016 C, 5.00%, 1/1/2022 25,000 25,503
Cook County IL Forest Preservation District General Obligation
Refunding Bonds, 5.00%, 11/15/2021 65,000 65,884
Cook County IL General Obligation Refunding Bonds, Series
2018, 5.00%, 11/15/2021 60,000 60,839
Cook County IL Sales Tax Revenue Bonds, Series 2012, 5.00%,
11/15/2021 120,000 121,692
Cook County IL School District No. 99 (Cicero) General
Obligation Refunding Bonds, Series 2019, 5.00%,
12/1/2021 50,000 50,780
Illinois Finance Authority Revenue Bonds, Series 2014 A,
5.00%, 10/1/2021 85,000 85,675
Illinois Finance Authority Revenue Bonds, Series 2013 B,
4.00%, 1/1/2022 30,000 30,485
Illinois Finance Authority Revenue Bonds, Series 2012 B,
5.00%, 7/1/2022 50,000 52,167
Illinois Finance Authority Revenue Bonds, Series 2003 B,
0.02%, 7/1/2033
(a)
200,000 200,000
Illinois State General Obligation Bonds, Series 2017 D, 5.00%,
11/1/2021 25,000 25,299
Illinois State General Obligation Bonds, Series 2012 A, 4.00%,
1/1/2022 30,000 30,483
Illinois State General Obligation Bonds, Series 2014, 5.00%,
2/1/2022 45,000 46,080
Illinois State General Obligation Bonds, Series 2012, 5.00%,
3/1/2022 50,000 51,399
Illinois State General Obligation Refunding Bonds, Series 2012,
5.00%, 8/1/2021 50,000 50,000
Illinois State Toll Highway Authority Revenue Refunding
Bonds, 5.00%, 1/1/2022 25,000 25,509
Lake County IL Community School District General Obligation
Bonds, 4.00%, 11/1/2021 25,000 25,233

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
McHenry County IL Community Unit School District No. 200
(Woodstock) General Obligation Bonds, 5.00%,
1/15/2022 $ 60,000 $ 61,310
Metropolitan Pier & Exposition Authority State Tax Revenue
Bonds, Series 2002 B, 5.65%, 6/15/2022 50,000 52,336
1,091,286
Indiana - 0.28%
Indianapolis Local Public Improvement Bond Bank Bonds,
5.25%, 7/1/2022 25,000 26,188
Kansas - 1.23%
Kansas Development Finance Authority Revenue Refunding
Bonds, 5.00%, 11/1/2021 25,000 25,300
Leavenworth County KS Unified School District 464 General
Obligation Refunding and Improvement Bonds,
Series 2019 A, 4.00%, 9/1/2021 85,000 85,252
Wyandotte County/Kansas City Unified Government Utility
System Revenue Bonds, 4.00%, 9/1/2021 5,000 5,015
115,567
Kentucky - 4.18%
Boone Country School District Finance Corp. Revenue
Refunding Bonds, 3.00%, 8/1/2021 30,000 30,000
Kentucky State Asset/Liability Commission Agency Fund
Revenue Bonds, Series 2013 A, 5.00%, 9/1/2021 130,000 130,493
Kentucky State Property & Buildings Commission Agency Fund
Revenue Bonds, Series 2017, 3.00%, 10/1/2021 45,000 45,204
Kentucky State Property & Buildings Commission Revenue and
Revenue Refunding Bonds, Series 2011 A, 5.00%,
8/1/2021 50,000 50,000
Kentucky State Property & Buildings Commission Revenue
and Revenue Refunding Bonds, Series 2002, 5.50%,
8/1/2021 50,000 50,000
Kentucky State Property & Buildings Commission Revenue
Bonds, Series 2018, 5.00%, 5/1/2022 35,000 36,280
Kentucky State Property & Buildings Commission Revenue
Refunding Bonds, Series 2020 C, 5.00%, 11/1/2021 25,000 25,302
Kentucky State Property & Buildings Commission Revenue
Refunding Bonds, Series 2016 B, 5.00%, 11/1/2021 25,000 25,300
392,579
Louisiana - 0.43%
Louisiana Public Facilities Authority Revenue Refunding
Bonds, 5.00%, 12/15/2021 40,000 40,703
Maryland - 3.19%
Washington Suburban Sanitary District General Obligation
Bonds, Series 2016 B-4, 0.03%, 6/1/2023
(a)
200,000 200,000
Washington Suburban Sanitary District General Obligation
Bonds, Series 2015 B-3, 0.03%, 6/1/2023
(a)
100,000 100,000
300,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
Massachusetts - 0.97%
City of Newton MA General Obligation Refunding Bonds,
5.00%, 1/15/2022 $ 35,000 $ 35,781
Massachusetts School Building Authority Sales Tax Revenue
Bonds, 5.00%, 10/15/2021 55,000 55,546
91,327
Michigan - 2.04%
Grand Rapids Building Authority Revenue Refunding Bonds,
5.00%, 10/1/2021 70,000 70,548
Michigan Finance Authority Revenue Refunding Bonds, 4.00%,
10/1/2021 30,000 30,191
Michigan State Building Authority Revenue Refunding Bonds,
5.00%, 10/15/2028 40,000 40,398
Wayne County Airport Authority Revenue Bonds, 5.00%,
12/1/2021 50,000 50,805
191,942
Minnesota - 0.75%
Minnesota Housing Finance Authority Revenue Bonds, 5.00%,
8/1/2021 35,000 35,000
St Paul Port Authority Revenue Tax-Exempt Limited Tax
Supported Refunding Bonds, Series 2017 1, 5.00%,
3/1/2022 30,000 30,863
State of Minnesota General Obligation State Various Purpose
Bonds, 5.00%, 10/1/2021 5,000 5,040
70,903
Nebraska - 0.93%
University of Nebraska Facilities Corp. Revenue Bonds, 5.00%,
2/15/2022 85,000 87,256
New Jersey - 6.19%
Atlantic County NJ General Obligation Refunding Bonds,
3.00%, 1/15/2022 40,000 40,505
Jersey City NJ General Obligation Improvement Bonds, Series
2018, 5.00%, 12/1/2021 35,000 35,563
Jersey City NJ General Obligation Refunding Bonds, 4.00%,
2/15/2022 50,000 51,041
Maplewood Township NJ General Improvement Bonds, Series
2018, 5.00%, 2/15/2022 50,000 51,297
New Jersey Economic Development Authority Revenue
Refunding Bonds, Series 2017 B, 5.00%, 11/1/2021 35,000 35,412
New Jersey Economic Development Authority Revenue
Refunding Bonds, Series 2005 K, 5.25%, 12/15/2021 15,000 15,278
New Jersey Educational Facilities Authority Revenue Bonds,
5.00%, 9/1/2021 45,000 45,168
New Jersey State General Obligation Bonds, Series 2016,
5.00%, 6/1/2022 35,000 36,408
New Jersey Transportation Trust Fund Authority Revenue
Bonds, Series 2006 A, 5.25%, 12/15/2021 25,000 25,464

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
New Jersey Transportation Trust Fund Authority Revenue
Bonds, Series 2006 A, 5.50%, 12/15/2021 $ 200,000 $ 203,895
Swedesboro-Woolwich Consolidated School District General
Obligation Refunding Bonds, 5.00%, 2/15/2022 40,000 41,018
581,049
New Mexico - 0.27%
Las Cruces School District No 2 General Obligation Refunding
Bonds, Series 2016 B, 3.00%, 8/1/2021 25,000 25,000
New York - 16.55%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 0.02%, 11/1/2038
(a)
300,000 300,000
Hempstead Town NY Local Development Corp. Revenue
Refunding Bonds, 4.00%, 10/1/2021 25,000 25,150
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds,
5.00%, 2/15/2022 70,000 71,804
Long Island Power Authority Electric System General Revenue
Bonds, Series 2016 B, 5.00%, 9/1/2021 50,000 50,193
Metropolitan Transportation Authority Revenue Bonds, Series
2018 C-2, 5.00%, 9/1/2021 30,000 30,113
Nassau County NY General Obligation Improvement Bonds,
Series 2016 A, 5.00%, 1/1/2022 50,000 51,019
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 0.02%, 7/1/2032
(a)
250,000 250,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 0.02%, 10/1/2036
(a)
200,000 200,000
New York Municipal Bond Bank Agency Revenue Refunding
Bonds, 5.00%, 12/1/2021 25,000 25,408
New York NY General Obligation Bonds, Series 2012 A-1,
4.00%, 10/1/2021 35,000 35,223
New York State Dormitory Authority Revenue Bonds, Series
2012 H, 5.00%, 10/1/2021 55,000 55,441
New York State Dormitory Authority Revenue Bonds, Series
2013 A, 5.00%, 10/1/2021 25,000 25,195
New York State Dormitory Authority Revenue Bonds, Series
2018 A, 5.00%, 10/1/2021 70,000 70,561
New York State Dormitory Authority Revenue Bonds, Series
2012 A, 5.00%, 7/1/2022 35,000 36,586
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 0.02%,
5/1/2039
(a)
300,000 300,000
Triborough Bridge & Tunnel Authority Revenue Bonds, Series
2012 B, 4.00%, 11/15/2021 30,000 30,338
1,557,031
North Carolina - 0.81%
Appalachian State University Revenue Refunding Bonds,
5.00%, 10/1/2021 25,000 25,198

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
City of Concord NC Utilities Systems Revenue Refunding
Bonds, 5.00%, 12/1/2021 $ 25,000 $ 25,407
Durham Capital Financing Corp. Revenue Refunding Bonds,
5.00%, 12/1/2021 25,000 25,407
76,012
North Dakota - 0.27%
City of Williston ND Revenue Refunding Bonds, 5.00%,
11/1/2021 25,000 25,293
Ohio - 5.32%
Ohio State General Obligation Infrastructure Improvement
Bonds, Series 2004 A, 0.01%, 2/1/2023
(a)
200,000 200,000
Ohio Water Development Authority Water Pollution Control
Loan Fund Revenue Bonds, Series 2016 A, 0.01%,
12/1/2036
(a)
300,000 300,000
500,000
Oklahoma - 0.27%
City of Midwest City OK General Obligation Bonds, 3.00%,
4/1/2022 25,000 25,463
Oregon - 0.05%
City of Portland OR 2nd Lien Water System Revenue and
Refunding Bonds, 4.00%, 10/1/2021 5,000 5,032
Pennsylvania - 3.88%
Allegheny County PA Sanitary Authority Sewer Revenue
Bonds, Series 2015, 5.00%, 12/1/2021 30,000 30,480
Commonwealth Financing Authority Revenue Refunding
Bonds, 5.00%, 6/1/2022 50,000 52,038
Erie County Conventional Center Authority Guaranteed Hotel
Revenue Refunding Bonds, 5.00%, 1/15/2022 25,000 25,558
Pennsylvania State General Obligation Bonds, Series 2015 D,
5.00%, 8/15/2021 40,000 40,066
Pennsylvania Turnpike Commission Turnpike Revenue Bonds,
Series 2012 B, 4.00%, 12/1/2021 30,000 30,384
Pennsylvania Turnpike Commission Turnpike Revenue Bonds,
Series 2013 C, 5.00%, 12/1/2021 50,000 50,805
Pennsylvania Turnpike Commission Turnpike Revenue
Refunding Bonds, Series 2019, 5.00%, 12/1/2021 55,000 55,886
Philadelphia Authority for Industrial Development City Service
Agreement Revenue Bonds, Series 2017, 5.00%,
12/1/2021 25,000 25,385
Pittsburgh School District General Obligation Bonds, 5.00%,
9/1/2021 55,000 55,211
365,813
Rhode Island - 0.59%
Rhode Island Health and Educational Building Corp. Higher
Educational Facilities Revenue Bonds, Series 2015,
5.00%, 11/1/2021 30,000 30,352

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
July 31, 2021 - (Unaudited)
MUNICIPAL BONDS — 98.64% - continued
Principal
Amount Fair Value
Rhode Island Health and Educational Building Corp. Higher
Educational Facilities Revenue Refunding Bonds,
Series 2013 D, 5.00%, 9/15/2021 $ 25,000 $ 25,143
55,495
Texas - 2.55%
City of Arlington TX General Obligation Bonds, 5.00%,
8/15/2021 65,000 65,106
City of Georgetown TX Utility System Revenue Refunding
Bonds, 4.00%, 8/15/2021 125,000 125,161
Frisco Independent School District General Obligation
Refunding Bonds, 5.00%, 8/15/2021 50,000 50,083
240,350
Virginia - 3.19%
Fairfax County VA Economic Development Revenue Bonds,
Series 2003 A, 0.02%, 12/1/2033
(a)
300,000 300,000
Washington - 0.53%
Port of Seattle WA Revenue Intermediate Lien Revenue
Refunding Bonds, Series 2012 A, 5.00%, 8/1/2021 50,000 50,000
Wisconsin - 1.29%
City of Madison WI General Obligation Promissory Notes,
Series 2018 A, 4.00%, 10/1/2021 35,000 35,224
City of Milwaukee WI General Obligation Promissory Notes,
4.00%, 3/1/2022 25,000 25,560
Milwaukee WI Redevelopment Authority Lease Revenue
Bonds, Series 2016 A, 3.00%, 11/15/2021 25,000 25,203
Wisconsin State Master Lease Certificates of Participation,
Series 2018 A, 5.00%, 9/1/2021 35,000 35,134
121,121
Total Municipal Bonds (Cost $9,267,929) 9,275,305
MONEY MARKET FUNDS - 0.12%
Blackrock Liquidity Funds T-Fund, Institutional Shares, 0.01%
(b)
11,610 11,610
Total Money Market Funds (Cost $11,610) 11,610
Total Investments — 98.76% (Cost $9,279,539) 9,286,915
Other Assets in Excess of Liabilities — 1.24% 116,951
NET ASSETS — 100.00% $ 9,403,866
(a) Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Rate disclosed is the seven day effective yield as of July 31, 2021.